Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015	Aug. 31, 2014
MP63 Fund
Account Value [Line Items]
Account Value	$ 23,974	$ 21,905	$ 20,361	$ 19,747	$ 19,433	$ 20,724	$ 20,836	$ 18,343	$ 16,532	$ 15,004	$ 15,365	$ 14,508	$ 14,402	$ 13,609	$ 12,476	$ 12,188	$ 11,388	$ 10,027	$ 9,658	$ 10,583	$ 10,000
S P 500 [Member]
Account Value [Line Items]
Account Value	33,877	30,358	26,646	23,271	22,982	25,210	25,893	21,664	19,740	16,501	16,189	15,251	15,730	14,569	13,145	12,442	11,309	9,955	10,048	10,612	10,000
iShares Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 22,988	$ 20,731	$ 19,008	$ 18,221	$ 17,533	$ 18,781	$ 18,732	$ 16,362	$ 13,746	$ 13,466	$ 13,642	$ 13,359	$ 13,581	$ 12,970	$ 12,100	$ 12,053	$ 10,864	$ 9,350	$ 9,643	$ 10,344	$ 10,000